Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Convertible Debentures and Conversion Feature Liability - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Convertible Debentures and Conversion Feature Liability [Line Items]
Balance
Proceeds	4,545,000
Allocation of proceeds to conversion feature liability
Allocation of proceeds to warranty liabilities
Accretion	64,101
Accrued interest	8,716
Debt issuance costs	(104,569)
Revaluation of conversion feature liability	(174,930)
Revaluation of warrant liabilities	(124,155)
Balance	4,214,163
Convertible Debentures [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Convertible Debentures and Conversion Feature Liability [Line Items]
Balance
Proceeds	4,545,000
Allocation of proceeds to conversion feature liability	(1,590,195)
Allocation of proceeds to warranty liabilities	(1,920,179)
Accretion	64,101
Accrued interest	8,716
Debt issuance costs	(104,569)
Revaluation of conversion feature liability
Revaluation of warrant liabilities
Balance	1,002,874
Conversion Feature Liability [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Convertible Debentures and Conversion Feature Liability [Line Items]
Balance
Proceeds
Allocation of proceeds to conversion feature liability	1,590,195
Allocation of proceeds to warranty liabilities
Accretion
Accrued interest
Debt issuance costs
Revaluation of conversion feature liability	(174,930)
Revaluation of warrant liabilities
Balance	1,415,265
Warrant Liabilities [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Convertible Debentures and Conversion Feature Liability [Line Items]
Balance
Proceeds
Allocation of proceeds to conversion feature liability
Allocation of proceeds to warranty liabilities	1,920,179
Accretion
Accrued interest
Debt issuance costs
Revaluation of conversion feature liability
Revaluation of warrant liabilities	(124,155)
Balance	$ 1,796,024